Other Assets and Liabilities	12 Months Ended
Mar. 31, 2022
Other Assets And Liabilities [Abstract]
Other Assets and Liabilities	OTHER ASSETS AND LIABILITIES
Major components of other assets and liabilities at March 31, 2021 and 2022 were as follows:

	2021	2022
	(in millions)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	¥400,776	¥644,443
Other(1)	1,162,424	1,187,311
Investments in equity method investees	2,560,339	3,066,738
Prepaid benefit cost (Note 13)	1,223,706	1,356,603
Cash collateral pledged for derivative transactions (Note 9)	2,005,136	2,893,178
Cash collateral for the use of Bank of Japan’s settlement infrastructure	998,838	933,000
Accrued interest	259,336	246,271
Deferred tax assets (Note 8)	122,031	79,191
Right-of-use assets of operating leases (Note 7)	338,547	261,803
Assets held for sale relating to transferred business of MUFG Union Bank (Note 2)	—	11,621,567
Other	4,250,171	4,421,979
Total	¥13,321,304	¥26,712,084
Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	¥1,202,371	¥1,970,158
Other	1,281,436	1,311,035
Obligations to return securities received as collateral (Notes 15, 16 and 31)	6,581,759	6,826,215
Accrued interest	110,856	98,183
Deferred tax liabilities (Note 8)	827,571	530,267
Allowance for off-balance sheet credit instruments	83,615	126,055
Accrued benefit cost (Note 13)	93,730	89,062
Guarantees and indemnifications	38,123	45,358
Cash collateral received for derivative transactions (Note 9)	909,641	1,017,580
Obligations under operating leases (Note 7)	476,104	384,183
Liabilities held for sale relating to transferred business of MUFG Union Bank (Note 2)	—	11,157,660
Accrued and other liabilities	3,465,614	3,106,706
Total	¥15,070,820	¥26,662,462

Note:
(1)Accounts receivable—Other is primarily comprised of receivables relating to the card business. The provision or reversal of the allowance for credit losses relating to the receivables is included in Non-interest expense on the consolidated statements of operations. The receivables relating to the card business include ¥4,980 million and ¥5,483 million of past due receivables (1-3 months past due receivables of ¥2,252 million and ¥2,581 million, and greater than 3 months past due receivables of ¥2,728 million and ¥2,902 million) as of March 31, 2021 and 2022 respectively, and the credit quality for these receivables is primarily evaluated based on the extent of past due. The outstanding balance of the accounts receivable is presented on a net basis after allowance for credit losses. Upon adoption of the new guidance on measurement of credit losses on financial instruments as of April 1, 2020, the amount of the allowance for credit losses increased by ¥10,248 million. The change of allowance for credit losses on these receivables during the fiscal years ended March 31, 2021 and 2022 is primarily due to provision of the allowance for the receivables.
Investments in equity method investees include marketable equity securities carried at ¥1,964,118 million and ¥2,481,644 million at March 31, 2021 and 2022, respectively. Corresponding aggregated market values were ¥3,943,990 million and ¥4,714,562 million respectively. Marketable equity securities include Morgan Stanley’s common stock carried at ¥1,618,579 million and ¥2,058,638 million at March 31, 2021 and 2022, respectively. As of March 31, 2022, the MUFG Group held approximately 21.47% of its common stock. Investments in equity method investees also include investments in Morgan Stanley MUFG Securities, Co., Ltd. at ¥174,190 million and ¥183,932 million at March 31, 2021 and 2022, respectively.
The MUFG Group periodically evaluates whether a loss in value of investments in equity method investees is other-than-temporary. As a result of evaluations, the MUFG Group recognized other-than-temporary declines in the value of an investment and recorded impairment losses related to certain affiliated companies of ¥21,672 million, ¥53,758 million and ¥6,949 million for the fiscal years ended March 31, 2020, 2021 and 2022 respectively. The impairment losses are included in Equity in earnings of equity method investees—net in the accompanying consolidated statements of operations.
Summarized Financial Information of the MUFG Group’s Equity Method Investees
Summarized financial information of Morgan Stanley, the largest portion of the MUFG Group’s equity method investees, as of March 31, 2021 and 2022, and for each of the three years ended March 31, 2022 is as follows:

	2021	2022
	(in billions)
Trading assets	¥34,670	¥36,335
Securities purchased under agreements to resell	12,701	15,637
Securities borrowed	11,309	18,480
Total assets	128,288	149,589
Deposits	35,775	44,163
Customer and other payables	25,477	29,815
Borrowings	23,894	28,127
Total liabilities	116,377	136,851
Noncontrolling interests	147	144

	2020	2021	2022
	(in billions)
Net revenues	¥4,457	¥5,841	¥6,655
Total non-interest expenses	3,259	3,932	4,498
Income from continuing operations before income taxes	1,140	1,881	2,139
Net income applicable to Morgan Stanley	903	1,433	1,650
Summarized financial information of the MUFG Group’s equity method investees, other than Morgan Stanley as of March 31, 2021 and 2022, and for each of the three years ended March 31, 2022 is as follows:

	2021	2022
	(in billions)
Net loans	¥15,417	¥17,107
Total assets	28,459	32,992
Deposits	9,651	11,291
Total liabilities	24,176	27,255
Noncontrolling interests	85	93

	2020	2021	2022
	(in billions)
Total interest income	¥1,093	¥1,058	¥1,119
Total interest expense	419	375	335
Net interest income	674	683	784
Provision for credit losses	171	215	207
Income before income tax expense	366	476	582
Net income	285	400	488